Financial Instruments and Risk Management - Company's Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets:
Marketable securities	$ 7,888	$ 7,012
Liabilities:
Contingent consideration in connection with the AMST assets acquisition		1,471
Level 1 [Member]
Assets:
Marketable securities	7,888	7,012
Level 3 [Member]
Liabilities:
Contingent consideration in connection with the AMST assets acquisition		1,471
Not Designated as Hedging Instruments [Member]
Assets:
Derivative Fair Value of Derivative Asset	306	4,336
Liabilities:
Derivative Fair Value of Derivative Liability	1,214	130
Not Designated as Hedging Instruments [Member] | Level 2 [Member]
Assets:
Derivative Fair Value of Derivative Asset	306	4,336
Liabilities:
Derivative Fair Value of Derivative Liability	1,214	130
Designated as Hedging Instruments [Member]
Assets:
Derivative Fair Value of Derivative Asset	333	402
Liabilities:
Derivative Fair Value of Derivative Liability		9,489
Designated as Hedging Instruments [Member] | Level 2 [Member]
Assets:
Derivative Fair Value of Derivative Asset	$ 333	402
Liabilities:
Derivative Fair Value of Derivative Liability		$ 9,489